Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities - Schedule of Components of Accrued Expenses and Other Long Term Liabilities (Details) - USD ($)
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Text Block [Abstract]
Salaries payable	$ 10,000	$ 23,000
Compensated absences	125,000	211,000
Compensation related		4,000
Warranty reserve		8,000	$ 8,000	$ 8,000
Operating lease		152,000
Other		54,000
Total	135,000	452,000
Less current portion	(135,000)	(440,000)
Long term portion		$ 12,000